Average Annual Total Returns - Class K - BLACKROCK LIFEPATH INDEX 2055 FUND - Class K Shares	Apr. 30, 2021
Average Annual Return:
1 Year	15.02%
5 Years	12.11%
Since Inception	9.66%
Inception Date	May 31, 2011
After Taxes on Distributions
Average Annual Return:
1 Year	14.39%
5 Years	11.32%
Since Inception	8.92%
Inception Date	May 31, 2011
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	9.06%
5 Years	9.38%
Since Inception	7.63%
Inception Date	May 31, 2011